11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Measurement Period Adjustments to Statement of Operations (Details)	Dec. 31, 2017 USD ($)
Hip Digital Media, Preliminary
Amortization of intangibles	$ 237,312
Hip Digital Media, Adjustments
Amortization of intangibles	494,666
Hip Digital Media, Final
Amortization of intangibles	$ 731,978